Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net loss	$ (3,883)	$ (2,566)	$ (2,846)	$ (6,212)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt expense	0	0	3	16
Depreciation and amortization	18	4	7	7
Amortization and accretion of deferred financing costs, notes and warrants	0	1,095	1,095	3,077
Stock based compensation	347	934	0	0
Issuance of warrants in connection with settlement of claim	2,285	0	0	0
Issuance of options and warrants for services and debt	0	0	1,158	428
Loss of extinguishment of debt	0	0	0	401
Conversion of interest to principal	0	0	230	856
Changes in operating assets and liabilities
Accounts receivable	(39)	14	47	16
Other assets	(585)	27	18	(2)
Accounts payable	220	(160)	(243)	(179)
Deferred revenue	39	93	82	83
Accrued liabilities	(156)	241	141	89
Other current assets	(10)	35	(39)	0
Total adjustments	2,119	2,283	2,499	4,792
Net cash (used in) provided by operations	(1,764)	(283)	(347)	(1,420)
Cash flows from investing activities
Additions to capitalized software	(184)	(135)	(186)	90
Deposit paid on long-term assets	0	0	0	(110)
Additions to fixed assets	(264)	(27)	(40)	0
Net cash (used in) investing activities	(448)	(162)	(226)	(200)
Cash flows from financing activities
Proceeds from issuance of common stock	0	3,013	3,055	0
Proceeds from issuance of convertible notes payable to former debt holders - related parties	0	101	101	1,370
Proceeds from third party investment in subsidiary	0	0	0	104
Proceeds from subscription receivable	0	0	0	335
Proceeds from exercise of options and warrants	245	0	478	0
Payments on notes and loans payable	(173)	(14)	(23)	(27)
Net cash provided by financing activities	72	3,100	3,611	1,782
Net change in cash and cash equivalents	(2,141)	2,655	3,038	162
Cash and cash equivalents, beginning of period	3,268	230	230	68
Cash and cash equivalents, end of period	1,128	2,885	3,268	230
Supplemental Schedule Of:
Cash paid for Interest	2	7	253	1,233
Noncash investing and financing activities:
Reclassification of preferred stock into common stock and warrants to purchase common stock	0	1,962	1,962	1,104
Dividends payable in the form of preferred stock converted into common stock	0	1,824	1,824	0
Conversion of notes payable into common stock	27	9,346	9,333	1,075
Conversion of 2008 convertible notes and 2009 bridge loans to 2007 convertible notes	0	0	0	4,027
Conversion of accrued compensation to debt	0	0	90	0
Deemed dividends in the form of preferred stock and redeemable convertible preferred stock	0	1,700	0	223
Disposal of property and equipment	0	0	0	32
Deemed dividends in the form of warrants	$ 0	$ 0	$ 1,700	$ 0